UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10331______

BlackRock California Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___October 31, 2007
Date of reporting period:__January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock California Municipal Income Trust (BFZ)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—150.6%
			California—129.7%
			Anaheim Pub. Fing. Auth., Recreational Fac. Impvts. Lease Abatement RB, Pub. Impvt. Proj.,
AAA	$ 24,500		Ser. C, Zero Coupon, 9/01/31, FSA	No Opt. Call	$7,952,210
AAA	6,070		Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	1,872,656
			California GO,
AAA	5,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	06/07 @ 101	5,554,230
AAA	5,000		Ser. BZ, 5.375%, 12/01/24, MBIA, AMT	06/07 @ 101	5,050,050
A+	10,000		California, Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, 5.50%, 11/01/33	11/13 @ 100	10,860,500
			City of Chula Vista, Indl. Dev. RB,
A+	4,395		5.00%, 12/01/27, AMT	12/15 @ 102	4,616,156
A+	5,065		San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	5,319,871
AAA	1,905	[3]	City of Richmond, Swr. Impvts. RB, Zero Coupon, 8/01/31, FGIC	ETM	632,689
			City of San Jose, Local Multi-Fam. Hsg. RB,
AAA	2,880		Lenzen Hsg. Proj., Ser. B, 5.45%, 2/20/43, AMT	08/11 @ 102	2,980,829
AAA	3,595		Vlgs. Pkwy. Sen. Apts. Proj., Ser. D, 5.50%, 4/01/34, AMT	04/11 @ 100	3,695,588
AAA	2,000	[4]	City of Vernon, Elec., Pwr. & Lt. Impvts. RB, Malburg Generating Station Proj., 5.50%,
			4/01/08	N/A	2,043,840
BBB	5,000		Cnty. Tobacco Sec. Agcy., Misc. Purp. Tobacco Settlement Funded RB, Stanislaus Fdg.
			Proj., Ser. A, 5.875%, 6/01/43	06/12 @ 100	5,290,850
Aaa	10,000	[4]	Dept. of Wtr. Res., Cash Flow Mgmt., Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	N/A	10,879,500
AAA	10,000		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Stanford Univ. Proj., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,547,900
AAA	6,000		El Monte, Pkg. Fac. Impvts. Lease Abatement COP, Dept. of Pub. Svcs. Facs. Phase II
			Proj., 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,231,720
			Elk Grove Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 1 Proj.,
AAA	7,485		Zero Coupon, 12/01/29, AMBAC	12/11 @ 37.373	2,242,431
AAA	7,485		Zero Coupon, 12/01/30, AMBAC	12/11 @ 35.365	2,120,650
AAA	7,485		Zero Coupon, 12/01/31, AMBAC	12/11 @ 33.465	2,006,728
			Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
BBB	5,000		Zero Coupon, 1/15/26	01/14 @ 101	4,607,200
BBB	5,000		Zero Coupon, 1/15/33	01/10 @ 25.78	1,114,000
BBB	5,000		Zero Coupon, 1/15/34	01/10 @ 24.228	1,046,900
BBB	13,445		Zero Coupon, 1/15/35	01/10 @ 22.819	2,650,547
BBB	1,000		Zero Coupon, 1/15/38	01/10 @ 19.014	164,030
BBB	10,030		5.75%, 1/15/40	01/10 @ 101	10,397,098
			Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB,
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,269,020
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,142,530
AAA	10,200	[4]	Ser. B, 5.50%, 6/01/13	N/A	11,157,168
AAA	5,800	[4]	Ser. B, 5.625%, 6/01/13	N/A	6,384,698
			Hlth. Facs. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
AAA	4,890	[3]	Kaiser Proj., Ser. A, 5.40%, 5/01/28	ETM	4,993,521
A+	3,000		Valleycare Med. Ctr. Proj., Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,142,020
			Infrastructure & Econ. Dev. Bank,
A+	13,500		Hlth., Hosp. & Nursing Home Impvts. RB, Kaiser Asst. Corp. Proj., Ser. A, 5.55%,
			8/01/31	08/11 @ 102	14,264,775
A	15,250		Hlth., Hosp. & Nursing Home Impvts. RB, The J. David Gladstone Proj., 5.25%,
			10/01/34	10/11 @ 101	15,916,272
AAA	22,435	[4]	Hwy. Impvts. Tolls RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	25,049,575
NR	4,965		Irvine, Local Sngl. Fam. Hsg. RB, Meadows Mobile Home Park Proj., Ser. A, 5.70%,
			3/01/28	03/08 @ 102	5,120,851
A3	7,700	[4]	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/12	N/A	8,679,363
			Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB,
NR	2,855		5.90%, 6/01/27	06/13 @ 100	2,999,120
NR	5,140		6.00%, 6/01/35	06/13 @ 100	5,432,826

BlackRock California Municipal Income Trust (BFZ) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			California—(cont'd)
			Live Oak Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Cap. Apprec. Election 2004,
AAA	$ 985		Zero Coupon, 8/01/35, XLCA	08/18 @ 39.952	$233,002
AAA	1,030		Zero Coupon, 8/01/36, XLCA	08/18 @ 37.743	230,174
AAA	1,080		Zero Coupon, 8/01/37, XLCA	08/18 @ 35.649	227,696
AAA	1,125		Zero Coupon, 8/01/38, XLCA	08/18 @ 33.665	223,987
AAA	1,175		Zero Coupon, 8/01/39, XLCA	08/18 @ 31.785	220,724
AAA	1,230		Zero Coupon, 8/01/40, XLCA	08/18 @ 30.004	218,018
AAA	1,285		Zero Coupon, 8/01/41, XLCA	08/18 @ 28.317	214,929
AAA	1,340		Zero Coupon, 8/01/42, XLCA	08/18 @ 26.72	211,439
AAA	1,400		Zero Coupon, 8/01/43, XLCA	08/18 @ 25.208	208,362
AAA	1,465		Zero Coupon, 8/01/44, XLCA	08/18 @ 23.777	205,613
B	4,110		Los Angeles Regl. Arpts. Impvt. Corp., Port, Arpt. & Marina Impvts. RB, American
			Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24, AMT	12/12 @ 102	4,735,295
AAA	3,400		Los Angeles Unified Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. B, 4.75%, 1/01/27, FGIC	07/16 @ 100	3,511,996
A-	1,000		Palm Springs, Hsg. RB, Sahara Mobile Home Park Proj., 5.625%, 5/15/26	05/12 @ 102	1,054,240
AAA	4,900		Palm Springs Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Election 2004,
			Ser. A, 4.50%, 8/01/35, FSA	08/14 @ 102	4,900,000
BBB	2,290		Poll. Ctrl. Fing. Agcy., Rec. Recovery Impvts. RB, Central Valley Wst. Svc. Proj., Ser. A-
			2, 5.40%, 4/01/25, AMT	04/15 @ 101	2,430,904
A	3,370		Pub. Wks. Brd., Correctional Fac. Impvts. Lease Abatement RB, Dept. Corrections Rehab.
			Proj., Ser. H, 5.00%, 11/01/31	11/16 @ 100	3,525,964
NR	4,000		Rancho Cucamonga Cmnty. Facs. Dist., Pub. Impvts. ST, Ser. A, 6.50%, 9/01/33	09/13 @ 100	4,339,840
AAA	15,500		Rancho Cucamonga Redev. Agcy., Econ. Impvts. TA, Rancho Redev. Proj., 5.125%,
			9/01/30, MBIA	09/11 @ 100	16,065,440
AAA	6,500		San Francisco City & Cnty. Arpts. Comm., Port, Arpt. & Marina RB, Ser. 27-A, 5.25%,
			5/01/31, MBIA, AMT	05/11 @ 100	6,719,245
			San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Cmnty. Facs. Dist. No. 6,
			Mission Bay South Proj.,
NR	1,775		6.125%, 8/01/31	08/09 @ 102	1,853,402
NR	7,500		6.25%, 8/01/33	08/11 @ 101	7,967,925
			Santa Clara Cnty. Hsg. Auth., Local Multi-Fam. Hsg. RB,
A3	1,715		John Burns Gardens Apts. Proj., Ser. A, 5.85%, 8/01/31, AMT	02/12 @ 101	1,811,812
A3	1,235		River Town Apts. Proj., Ser. A, 6.00%, 8/01/41, AMT	02/12 @ 101	1,309,372
NR	3,075		Santa Clarita Cmnty. Facs. Dist. ST, Valencia Town Ctr. Proj., 5.85%, 11/15/32	11/10 @ 102	3,210,976
			Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
BBB+	4,000		Daughters of Charity Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	4,182,440
AA-	10,000		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	10,728,100
AAA	2,000		Upland Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.125%,
			8/01/25, FSA	08/13 @ 100	2,119,440
NR	2,245		Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	2,361,224
AAA	2,000		West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO,
			Election 2004, 4.75%, 8/01/30, FSA	08/16 @ 100	2,055,440
					303,506,911
			Multi-State—9.4%
			Charter Mac Equity Issuer Trust,
A3	7,000	[5]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	7,265,650
Baa1	4,000	[5]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	4,291,240
			MuniMae TE Bond Subsidiary LLC,
A3	7,000	[5]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	7,273,210
Baa1	3,000	[5]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,225,600
					22,055,700

BlackRock California Municipal Income Trust (BFZ) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Puerto Rico—11.5%
A3	$ 10,000		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	$10,533,100
			Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB,
Aaa	10,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	10,545,500
Aaa	5,750	[4]	Ser. E, 5.75%, 2/01/07	N/A	5,750,000
					26,828,600
			Total Long-Term Investments (cost $328,119,551)		352,391,211
	Shares
	(000)
			MONEY MARKET FUND—4.1%
NR	9,650		AIM Tax Free Cash Reserve Portfolio - Institutional Class (cost $9,650,000)	N/A	9,650,000
			Total Investments —154.7% (cost $337,769,5516)		$362,041,211
			Other assets in excess of liabilities —1.7%		3,967,655
			Preferred shares at redemption value, including dividends payable —(56.4)%		(131,992,654)

			Net Assets Applicable to Common Shareholders—100%		$234,016,212

____________
1	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

2	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3	Security is collateralized by Municipal or U.S. Treasury obligations.

4

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 8.0% of its net assets, with a current market value of $18,830,100, in securities restricted as to resale.

6

Cost for federal income tax purposes is $338,796,022. The net unrealized appreciation on a tax basis is $23,245,189, consisting of $23,356,215 gross unrealized appreciation and $111,026 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
AMT	— Subject to Alternative Minimum Tax	MBIA	— Municipal Bond Insurance Assoc.
COP	— Certificate of Participation	RB	— Revenue Bond
ETM	— Escrowed to Maturity	ST	— Special Tax
FGIC	— Financial Guaranty Insurance Co.	TA	— Tax Allocation
FSA	— Financial Security Assurance	XLCA	— XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock California Municipal Income Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007